Leases - Schedule of Changes in Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Right-of-use assets
Right-of-use assets, beginning balance	$ 280.2
Right-of-use assets, ending balance	326.0	$ 280.2
Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	224.7
Right-of-use assets, ending balance	272.1	224.7
Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	20.0
Right-of-use assets, ending balance	20.0	20.0
Other
Right-of-use assets
Right-of-use assets, beginning balance	35.5
Right-of-use assets, ending balance	33.9	35.5
Cost
Right-of-use assets
Right-of-use assets, beginning balance	635.9	555.4
Additions	125.0	57.7
Lease modifications	16.8	18.5
Derecognition on termination	(50.3)	(23.7)
Impact of foreign currency translation	(3.5)	28.0
Right-of-use assets, ending balance	723.9	635.9
Cost | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	520.4	450.3
Additions	119.1	53.8
Lease modifications	9.2	11.8
Derecognition on termination	(38.6)	(22.0)
Impact of foreign currency translation	(3.5)	26.5
Right-of-use assets, ending balance	606.6	520.4
Cost | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	49.6	44.2
Additions	0.0	0.0
Lease modifications	7.4	5.3
Derecognition on termination	(3.1)	0.0
Impact of foreign currency translation	0.0	0.1
Right-of-use assets, ending balance	53.9	49.6
Cost | Other
Right-of-use assets
Right-of-use assets, beginning balance	65.9	60.9
Additions	5.9	3.9
Lease modifications	0.2	1.4
Derecognition on termination	(8.6)	(1.7)
Impact of foreign currency translation	0.0	1.4
Right-of-use assets, ending balance	63.4	65.9
Accumulated depreciation
Right-of-use assets
Right-of-use assets, beginning balance	(355.7)	(275.6)
Depreciation	88.0	84.3
Derecognition on termination	49.0	20.4
Impairment losses	4.4	1.5
Impact of foreign currency translation	1.2	(14.7)
Right-of-use assets, ending balance	(397.9)	(355.7)
Accumulated depreciation | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	(295.7)	(229.7)
Depreciation	74.0	70.5
Derecognition on termination	38.6	19.9
Impairment losses	4.4	1.5
Impact of foreign currency translation	1.0	(13.9)
Right-of-use assets, ending balance	(334.5)	(295.7)
Accumulated depreciation | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	(29.6)	(24.0)
Depreciation	6.1	5.6
Derecognition on termination	1.8	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	(33.9)	(29.6)
Accumulated depreciation | Other
Right-of-use assets
Right-of-use assets, beginning balance	(30.4)	(21.9)
Depreciation	7.9	8.2
Derecognition on termination	8.6	0.5
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.2	(0.8)
Right-of-use assets, ending balance	$ (29.5)	$ (30.4)